UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Consolidated Financial Statements

For the Six-Months Ended September 30, 2020

(Unaudited)

Beginning on January 1, 2021, pursuant to regulations adopted by the Securities and Exchange Commission, paper copies of the Pomona Investment Fund’s shareholder reports, like this one, will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive paper copies of shareholder reports and other communications from the Fund by requesting such information in writing to the Fund at 780 Third Avenue, 46th Floor, New York, NY 10017, or by calling toll-free at 1-(844)-2POMONA. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply to the Fund and all funds held through your financial intermediary, as applicable.

Pomona Investment Fund

Table of Contents
For the Six-Months Ended September 30, 2020 (Unaudited)

Consolidated Schedule of Investments	1-5
Consolidated Statement of Assets, Liabilities and Shareholders’ Capital	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Shareholders’ Capital	8-9
Consolidated Statement of Cash Flows	10
Consolidated Financial Highlights	11-13
Notes to Consolidated Financial Statements	14-22
Other Information	23

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

Private Equity Investments [a,g] (92.90%) Direct Investments/Co-Investments (6.02%)	Shares	Geographic Region [b]	Original Acquisition Date	Fair Value
AAA Partners, Inc. [c]	744,628	North America	6/21/2019	$2,340,496
Investcorp Aspen Offshore Fund, L.P.		North America	7/1/2019	4,957,993
Roark Capital Partners II Sidecar, L.P. [c]		North America	10/18/2018	824,722
WP AUSA, L.P. [c]		North America	7/22/2019	5,964,442
Total Direct Investments/Co-Investments (6.02%)				14,087,653

Primary Investments (1.61%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P. [c]		Europe	4/11/2019	678,352
Berkshire Fund X-A, L.P. [c]		North America	9/22/2020	—
Hellman & Friedman Capital Partners IX (Parallel), L.P. [c]		North America	9/28/2018	486,275
Roark Capital Partners V (TE) L.P. [c]		North America	4/30/2018	2,063,175
The Veritas Capital Fund VII, L.P. [c]		North America	10/10/2019	551,924
Total Primary Investments (1.61%)				3,779,726

Seasoned Primary Investments (7.74%)
Aerospace, Transportation and Logistics Fund II LP		North America	3/31/2019	1,189,768
Avista Capital Partners (Offshore) IV, L.P.		North America	12/1/2017	653,831
Gryphon Partners IV, L.P.		North America	6/24/2016	8,607,826
Ironsides Offshore Direct Investment Fund V, L.P. [c]		North America	12/31/2019	2,961,524
Merit Mezzanine Fund VI, L.P.		North America	3/2/2018	2,281,995
VSS Structured Capital Parallel III, L.P.		North America	1/26/2018	2,435,071
Total Seasoned Primary Investments (7.74%)				18,130,015

Secondary Investments (77.53%)
ABRY Partners V, L.P.		North America	12/31/2018	2,984
Advent International GPE VII-B Limited Partnership		North America	6/30/2015	2,704,269
Advent International GPE VII-C Limited Partnership [c]		North America	12/31/2019	2,754,484
Altor 2003 Fund (No. 1) LP [c]		Europe	12/31/2018	7,399
AP VIII Private Investors, LLC		Europe	6/28/2019	3,876,993
AP VIII Private Investors Offshore (USD), L.P.		Europe	6/30/2017	192,771
Apax Europe VI - A, L.P.		Europe	12/30/2016	523,245
Apollo Investment Fund VI, L.P. [c]		North America	12/31/2018	70,930
Apollo Investment Fund VII, L.P.		North America	9/29/2017	141,118
Ares Corporate Opportunities Fund III, L.P. [c]		North America	12/31/2019	226,651
Audax Mezzanine Fund III, L.P.		North America	9/30/2016	1,779,069
Audax Private Equity Fund, L.P. [c]		North America	12/31/2018	3,449
Audax Private Equity Fund II, L.P. [c]		North America	12/31/2018	23,769
Audax Private Equity Fund III, L.P.		North America	9/30/2015	323,924
Audax Private Equity Fund IV, L.P.		North America	9/29/2017	222,205
Audax Senior Loan Fund III, L.P.		North America	9/28/2018	465,647
Avista Capital Partners (Offshore) II, L.P. [c]		North America	12/31/2019	290,974
Avista Capital Partners III, L.P. [c]		North America	12/31/2019	60,097
Avista Healthcare Partners, L.P. [c]		North America	12/31/2019	2,148,087
Bain Capital Asia Fund II, L.P. [c]		North America	12/31/2019	1,128,437
Bain Capital Distressed and Special Situations 2013 E, L.P. [c]		North America	6/30/2015	240,673
Bain Capital Europe Fund III, L.P. [c]		North America	12/30/2016	567,321
Bain Capital Fund VII, L.P.		North America	12/29/2017	6,143,980
Bain Capital Fund VIII, L.P. [c]		North America	12/30/2015	12,478
Bain Capital Fund VIII-E, L.P. [c]		North America	12/31/2018	4,898
Bain Capital Fund IX, L.P. [c]		North America	12/31/2018	368,563
Bain Capital Fund X, L.P.		North America	12/30/2015	2,288,612

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2020 (Unaudited) (continued)

Private Equity Investments [a,g] (92.90%) (continued) Secondary Investments (77.53%) (continued)	Shares	Geographic Region [b]	Original Acquisition Date	Fair Value
Bain Capital VII Coinvestment Fund, L.P.		North America	12/29/2017	$85,411
Bain Capital VIII Coinvestment Fund, L.P. [c]		North America	12/31/2018	1,416
Bain Capital IX Coinvestment Fund, L.P. [c]		North America	12/31/2018	80,574
BC Asia III Private Investors, L.P. [c]		North America	6/30/2020	2,536,692
BC Europe IV Private Investors, L.P. [c]		North America	6/30/2020	1,160,776
BC Life Sciences Private Investors, L.P. [c]		North America	6/30/2020	2,012,269
BC XI Private Investors, L.P. [c]		North America	6/30/2020	2,724,376
BC XII Private Investors, L.P. [c]		North America	6/30/2020	2,397,802
BCP V-S L.P. [c]		North America	9/29/2017	50,608
Berkshire Fund VI, Limited Partnership [c]		North America	12/31/2018	4,751,458
Berkshire Fund VII, L.P. [c]		North America	12/31/2018	287,653
Blackstone Capital Partners V L.P.		North America	9/29/2017	282,742
Carlyle Partners V, L.P. [c]		North America	12/31/2019	147,794
CDRF8 Private Investors, LLC [c]		North America	6/30/2017	173,829
Cerberus Institutional Partners, L.P. - Series Three		North America	12/30/2016	6,005
Cerberus Institutional Partners, L.P. - Series Four		North America	12/30/2016	640,983
CHP III, L.P. [c]		North America	9/29/2017	307,685
CI Capital Investors II, L.P. [c]		North America	12/31/2019	451,591
CI Capital Investors III, L.P. [c]		North America	12/31/2019	1,025,350
Clearlake Capital Partners IV, L.P.		North America	12/31/2019	2,142,299
Clearlake Opportunities Partners (P-Offshore), L.P.		North America	12/31/2019	677,149
Comvest Capital II International (Cayman), L.P. [c]		North America	6/29/2018	364,590
Comvest Capital III International (Cayman), L.P.		North America	6/29/2018	2,070,271
DCM IV, L.P. [c]		North America	6/30/2015	258,079
DCM V, L.P. [c]		North America	6/30/2015	338,991
DCM VI, L.P. [c]		North America	6/30/2015	1,423,027
Francisco Partners II, L.P. [c]		North America	12/31/2018	160,741
FSN Capital IV L.P. [c]		Europe	12/31/2019	434,565
General Atlantic Investment Partners 2013, L.P.		North America	12/31/2019	4,199,344
GESD Investors II, L.P. [c]		North America	9/29/2017	749,444
Green Equity Investors V, L.P.		North America	9/29/2017	3,225,141
Gridiron Capital Fund II, L.P. [c]		North America	12/31/2019	1,618,555
Gridiron Energy Feeder I, L.P. [c]		North America	5/10/2017	2,468,630
GS Capital Partners VI Parallel, L.P. [c]		North America	12/31/2019	113,215
GSO Capital Opportunities Overseas Fund L.P. [c]		North America	12/30/2015	47,412
GSO Private Investors Offshore II, L.P.		North America	6/30/2017	56,906
H&F Arrow SPV, L.P. [c]		North America	8/28/2020	1,231,762
H&F Executives VIII, L.P. [c]		North America	9/30/2020	3,397,894
H&F Executives IX, L.P. [c]		North America	9/30/2020	609,206
H.I.G. Bayside Debt & LBO Fund II, L.P.		North America	12/31/2018	384,904
H.I.G. Capital Partners IV, L.P.		North America	12/31/2018	902,747
Harvest Partners V, L.P.		North America	12/29/2017	1,958
Hellman & Friedman Capital Partners VI, L.P. [c]		North America	3/31/2019	131,041
Hellman & Friedman Capital Partners VII (Parallel), L.P.		North America	6/28/2019	9,498,091
HgCapital 5 L.P. [c]		Europe	12/31/2018	37,702
Insight Equity I LP [c]		North America	12/31/2018	28,205
Insight Equity II LP [c]		North America	12/31/2018	865,569
Insight Partners Continuation Fund, L.P.		North America	8/14/2019	7,855,759
Insight Venture Partners (Cayman) VIII, L.P. [c]		North America	9/30/2019	2,389,050
Insight Venture Partners (Cayman) IX, L.P.		North America	9/30/2019	2,422,822
Insight Venture Partners Coinvestment Fund II, L.P. [c]		North America	6/30/2015	676,991
Insight Venture Partners Coinvestment Fund III, L.P. [c]		North America	6/30/2015	212,513
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P. [c]		North America	9/30/2019	433,652

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2020 (Unaudited) (continued)

Private Equity Investments [a,g] (92.90%) (continued) Secondary Investments (77.53%) (continued)	Shares	Geographic Region [b]	Original Acquisition Date	Fair Value
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.		North America	9/30/2019	$1,001,381
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.		North America	9/30/2019	61,830
Insight Venture Partners VI, L.P. [c]		North America	6/30/2015	19,143
Insight Venture Partners VII, L.P.		North America	6/30/2015	2,818,449
Insight Venture Partners VIII (Co-Investors), L.P. [c]		North America	12/31/2019	286,009
Insight Venture Partners VIII, L.P. [c]		North America	6/30/2015	3,628,830
Insight Venture Partners IX, L.P.		North America	9/30/2019	62,140
J.W. Childs Equity Partners III, L.P. [c]		North America	12/31/2018	7,246
JMI Equity Fund VI, L.P. [c]		North America	9/29/2017	20,850
Kelso Investment Associates VIII, L.P.		North America	9/29/2017	1,174,304
KKR 2006 Fund L.P.		North America	9/29/2017	171,647
KKR 2006 Private Investors Offshore, L.P.		North America	6/30/2017	443,844
KPS Special Situations Fund III, L.P.		North America	9/29/2017	7,907
KPS Special Situations Fund III, L.P. (Supplemental - Feeder), Ltd.		North America	12/29/2017	10,259
Littlejohn Fund III, L.P. [c]		North America	12/31/2018	22,549
Littlejohn Fund IV, L.P.		North America	12/30/2015	725,688
Madison Dearborn Capital Partners IV, L.P. [c]		North America	12/31/2019	490,741
Madison International Real Estate Liquidity Fund V [c]		North America	6/30/2015	13,508
MDP Fund, L.P. [c]		Europe	6/30/2015	177,797
Merchant Banking Partners IV, L.P.		North America	9/29/2017	26,244
Montreux Equity Partners IV, L.P. [c]		North America	9/29/2017	380,600
MPE Partners II, L.P. [c]		North America	6/28/2019	1,977,035
MSouth Equity Partners II, L.P. [c]		North America	12/31/2019	1,033,866
Nautic Partners VI-A, L.P. [c]		North America	12/31/2019	854,179
New Enterprise Associates 12, Limited Partnership [c]		North America	9/29/2017	56,861
New Mountain Partners III, L.P. [c]		North America	9/29/2017	620,000
NewView Capital Fund I, L.P. [c]		North America	10/31/2018	5,888,990
Oaktree Private Investment Fund 2010, L.P.		North America	6/30/2015	64,976
Oak Investment Partners XII, Limited Partnership [c]		North America	3/31/2019	309,698
Paladin III (HR), L.P. [c]		North America	9/29/2017	723,453
Pamlico Capital III, L.P. [c]		North America	12/31/2019	3,611,936
Parthenon Investors II, L.P. [c]		North America	12/31/2018	140,308
Parthenon Investors III, L.P.		North America	12/31/2018	2,539,900
Permira IV Feeder, L.P. [c]		Europe	4/23/2020	6,024,193
Perry Partners International, Inc. [c]		North America	12/30/2015	1,372
Platinum Equity Capital Partners II, L.P. [c]		North America	9/29/2017	72,318
Providence Equity Partners IV, L.P. [c]		North America	12/30/2016	12,304
Providence Equity Partners V, L.P. [c]		North America	12/30/2016	86,021
Providence Equity Partners VI, L.P.		North America	12/30/2016	6,073,656
Providence Equity Partners VII, L.P.		North America	9/29/2017	300,804
Providence TMT Special Situations Fund L.P. [c]		North America	12/31/2018	12,094
Roark Capital Partners II, LP [c]		North America	6/29/2018	983,114
Roark Capital Partners III LP [c]		North America	6/29/2018	1,427,756
Roark Capital Partners IV LP		North America	6/29/2018	811,362
Saw Mill Capital Partners, L.P. [c]		North America	9/29/2017	61,555
Silver Lake Partners II, L.P.		North America	12/30/2016	11,405
Silver Lake Partners III, L.P.		North America	12/31/2018	173,565
Silver Lake Partners V, L.P. [c]		North America	6/30/2020	2,677,728
Sixth Cinven Fund (No. 4) Limited Partnership [c]		Europe	6/28/2019	2,660,786
SL SPV-2 L.P. [c]		North America	2/14/2019	713,714
Summit Partners Private Equity Fund VII-A, L.P. [c]		North America	12/31/2018	612,888
Summit Partners Venture Capital Fund II-A, L.P. [c]		North America	12/31/2018	37,574

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2020 (Unaudited) (continued)

Private Equity Investments [a,g] (92.90%) (continued) Secondary Investments (77.53%) (continued)	Shares	Geographic Region [b]	Original Acquisition Date	Fair Value
Summit Ventures VI-A, L.P. [c]		North America	12/31/2018	$357,142
Sun Capital Partners IV, LP [c]		North America	12/31/2018	196,339
Sun Capital Partners V, L.P.		North America	12/31/2018	311,317
SunTx Capital Partners II, L.P. [c]		North America	12/31/2019	1,208,460
TA X, L.P.		North America	12/31/2018	3,321
TCW/Crescent Mezzanine Partners VB, L.P. [c]		North America	12/30/2015	228,585
Tennenbaum Opportunities Fund V, LLC		North America	9/29/2017	216,479
The Veritas Capital Fund III, L.P.		North America	9/29/2017	97,151
The Veritas Capital Fund V, L.P. [c,d,e]		North America	6/28/2019	12,477,277
Thomas H. Lee Equity Fund VI, L.P.		North America	12/29/2017	881
Thomas H. Lee Equity Fund VI (2019), L.P.		North America	5/30/2019	891,026
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. [c]		North America	6/29/2018	5,439,044
Thomas H. Lee Parallel Fund VI, L.P.		North America	9/28/2018	5,392
TowerBrook Investors III, L.P.		North America	12/31/2019	58,869
TPF II-A, L.P. [c]		North America	12/31/2019	75,921
TPG Growth III (A), L.P.		North America	12/31/2019	2,525,112
TPG Opportunities Partners III (B), L.P.		North America	6/30/2015	44,079
TPG Partners V, L.P.		North America	9/29/2017	28,247
TPG Partners VI, L.P.		North America	9/29/2017	1,345,176
TPG STAR, L.P. [c]		North America	9/29/2017	236,120
Vista Equity Partners Fund V, L.P. [c]		North America	9/28/2018	4,937,484
Warburg Pincus Private Equity VIII, L.P. [c]		North America	12/31/2018	1,338
Waud Capital Partners QP II, L.P. [c]		North America	12/31/2018	70,358
Weston Presidio V, L.P. [c]		North America	12/31/2018	196,467
Westview Capital Partners II, L.P. [c]		North America	12/31/2019	752,501
Wicks Communications & Media Partners III, L.P.		North America	12/31/2018	16,414
Wind Point Partners VII-B, L.P. [c]		North America	9/29/2017	578,385
Total Secondary Investments (77.53%)				181,551,528
Total Private Equity Investments (Cost $203,677,469) (92.90%)				$217,548,922

Short-Term Investments (9.98%) Money Market Fund
Fidelity Investments Money Market Government Portfolio - Class I, 0.01% [f]	$20,695,947
JP Morgan U.S. Government Money Market Fund, 0.01% [f]	2,666,395
Total Money Market Fund (9.98%)	$23,362,342

Total Short-Term Investments (Cost $23,362,342) (9.98%)	$23,362,342

Total Investments (Cost $227,039,811) (102.88%)	$240,911,264

Liabilities in Excess of Other Assets (-2.88%)	(6,736,330)

Shareholders’ Capital (100.00%)	$234,174,934

[a]

Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2020 was $203,677,469 and $217,548,922, respectively.

[b]

In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.

[c]	Non-income producing.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2020 (Unaudited) (continued)

[d]	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale.

[e]	This Private Equity Investment invests primarily in middle-market companies in select target industries.

[f]	The rate quoted is the annualized seven-day yield of the Money Market Fund at the period end.

[g]

Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. As of September 30, 2020, the aggregate cost of each investment restricted to resale was:

$2,445,599, $5,157,479, $618,317, $4,860,000, $717,245, $0, $444,406, $1,810,591, $592,936, $1,228,841, $550,765, $5,061,184, $2,303,198, $2,279,986, $2,504,789, $28,494, $2,465,453, $1,948,699, $15,435, $2,248,801, $179,787, $568,768, $207,218, $354,955, $585,890, $2,638,439, $2,154, $3,942, $2,427,892, $244,719, $526,681, $202,529, $0, $1,363,930, $1,160,172, $56,735, $953,841, $5,901,668, $450,882, $10,142, $421,493, $4,134,802, $60,663, $4,423, $138,015, $733,151, $638,861, $409,174, $1,138,056, $1,430,961, $61,997, $6,066,247, $1,011,242, $498,172, $207,326, $308,362, $60,632, $688,460, $368,290, $444,310, $1,226,650, $1,820,630, $616,478, $461,676, $3,591,431, $148,013, $1,207,231, $1,880,528, $117,196, $374,937, $2,695,063, $443,276, $4,399,910, $2,593,344, $1,809,847, $111,548, $261,086, $205,864, $1,230,991, $2,015,671, $478,626, $488,396, $1,702,862, $72,969, $311,000, $8,894,843, $79,100, $157,636, $812,387, $6,854,372, $1,394,871, $1,777,274, $569,789, $218,454, $510,364, $734,085, $45,635, $966,960, $1,709,579, $171,994, $2,196,458, $44,649, $453, $4,482, $1,756,295, $266,421, $331,742, $487,022, $496,027, $10,272, $1,521,610, $514,227, $24,472, $1,864,018, $7,428, $352,649, $1,552,826, $1,793,233, $759,150, $128,093, $826,896, $4,394,345, $45,196, $241,986, $0, $2,754,865, $225,909, $1,028,812, $4,819,354, $105,492, $319,961, $19,151, $436,235, $5,856,685, $270,744, $5,693, $847,746, $1,043,327, $853,343, $675,054, $1,415,896, $944,654, $1,795,377, $1,902,423, $498,431, $740,922, $60,261, $444,480, $288,355, $492,200, $1,097,436, $1,414, $283,100, $284,364, $364,079, $8,083,640, $106,434, $542,000, $3,841,618, $129,283, $267,492, $19,744, $2,355,836, $38,405, $337,703, $2,197,922, $573,289, $5,233,183, $29,979, $45,465, $100,545, $683,621, $123,227, $362,605, respectively, totaling, $203,677,469.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2020 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $203,677,469)	$217,548,922
Short-term investments, at fair value (cost $23,362,342)	23,362,342
Cash	66,177
Expense waiver receivable	164,352
Deferred financing costs	110,362
Prepaid insurance	56,675
Deferred offering costs	36,208
Other assets	67,740
Total Assets	241,412,778

Liabilities
Loan payable	3,992,620
Payable for shares repurchased	1,313,286
Management fee payable	987,849
Professional fees payable	247,464
Distribution and servicing fee payable	156,311
Administration fee payable	149,674
Commitment and interest fees payable	108,466
Other accrued expenses	282,174
Total Liabilities	7,237,844

Commitments and contingencies (see Note 9 and 10)	—

Shareholders’ Capital	$234,174,934

Shareholders’ Capital
Paid-in Capital	$202,268,835
Total distributable earnings (loss)	31,906,099

Total Shareholders’ Capital	$234,174,934

Shareholders’ Capital Attributable to:
Class A Shares	$123,713,871
Class M2 Shares	7,836,722
Class I Shares	102,624,341
$234,174,934

Shares Outstanding:
Class A Shares	10,951,773
Class M2 Shares	675,690
Class I Shares	8,848,832
20,476,295

Net asset value per Share:
Class A Shares	$11.30
Class M2 Shares	$11.60
Class I Shares	$11.60

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statement of Operations
For the Six-Months Ended September 30, 2020 (Unaudited)

Income
Dividend income	$260,801
Interest income	605,388
Other income	23,958
Total Income	890,147

Expenses
Management fee	1,746,998
Professional fees	441,305
Distribution and servicing fee	310,126
Administration fee	264,543
Commitment and interest fees	194,375
Other expenses	820,731
Total Expenses	3,778,078

Less: Waivers and/or expense reimbursements	(466,313)

Net Expenses	3,311,765

Net Investment Loss	(2,421,618)

Net Realized Gain and Change in Unrealized Appreciation on Private Equity Investments and Foreign Currency Translation
Net realized gain from Private Equity Investments	8,816,188
Net realized gain from foreign currency translation	8,780
Total net realized gain from Private Equity Investments and foreign currency translation	8,824,968

Net change in unrealized appreciation on Private Equity Investments	37,970,619
Net change in unrealized appreciation on foreign currency translation	50,049

Total net change in unrealized appreciation on Private Equity Investments and foreign currency translation	38,020,668

Net Realized Gain and Change in Unrealized Appreciation on Private Equity Investments and Foreign Currency Translation	46,845,636

Net increase in Shareholders’ Capital from operations	$44,424,018

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statements of Changes in Shareholders’ Capital

	For the Six-Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
Operations
Net investment loss	$(2,421,618)	$(2,169,044)
Net realized gain from Private Equity Investments and foreign currency translation	8,824,968	16,802,365
Net change in unrealized appreciation/(depreciation) on Private Equity Investments and foreign currency translation	38,020,668	(13,512,175)
Net increase in Shareholders’ Capital from operations	44,424,018	1,121,146

Distributions to Shareholders
Class A Shares	—	(12,997,192)
Class M2 Shares	—	(387,905)
Class I Shares	—	(5,986,838)
Decrease in Shareholders’ Capital from distributions to Shareholders	—	(19,371,935)

Shareholders’ Capital Transactions
Class A Shares
Proceeds from sale of Shares	5,574,065	13,099,655
Reinvestment of distributions	—	12,106,306
Exchange of Shares	(678,163)	(11,782,702)
Repurchases of Shares	(1,380,481)	(648,659)
Total Class A Transactions	3,515,421	12,774,600

Class M2 Shares
Proceeds from sale of Shares	—	6,117,250
Reinvestment of distributions	—	308,858
Exchange of Shares	—	—
Repurchases of Shares	(485,796)	(66,802)
Total Class M2 Transactions	(485,796)	6,359,306

Class I Shares
Proceeds from sale of Shares	10,158,000	35,381,430
Reinvestment of distributions	—	4,720,482
Exchange of Shares	678,163	11,782,702
Repurchases of Shares	(642,001)	(3,205,972)
Total Class I Transactions	10,194,162	48,678,642
Increase in Shareholders’ Capital from capital transactions	13,223,787	67,812,548

Shareholders’ Capital
Beginning of period	176,527,129	126,965,370
End of period	$234,174,934	$176,527,129

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statements of Changes in Shareholders’ Capital
(continued)

	For the Six-Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
Shareholder Activity
Class A Shares outstanding at beginning of period	10,556,002	9,228,343
Shares sold	590,366	1,293,309
Shares reinvested	—	1,275,718
Shares exchanged	(65,629)	(1,175,848)
Shares repurchased	(128,966)	(65,520)
Class A Shares outstanding at end of period	10,951,773	10,556,002

Class M2 Shares outstanding at beginning of period	720,645	87,610
Shares sold	—	607,240
Shares reinvested	—	31,868
Shares exchanged	—	—
Shares redeemed	(44,955)	(6,073)
Class M2 Shares outstanding at end of period	675,690	720,645

Class I Shares outstanding at beginning of period	7,832,144	3,083,926
Shares sold	1,008,032	3,440,609
Shares reinvested	—	487,089
Shares exchanged	64,013	1,149,835
Shares redeemed	(55,357)	(329,315)
Class I Shares outstanding at end of period	8,848,832	7,832,144

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Statement of Cash Flows
For the Six-Months Ended September 30, 2020 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$44,424,018
Adjustments to reconcile net increase in Shareholders’ Capital from operations to net cash used in operating activities:
Purchases of Private Equity Investments	(19,915,300)
Capital distributions received from Private Equity Investments	13,939,564
Net purchases of short-term investments	(8,091,541)
Net realized gain from Private Equity Investments	(8,816,188)
Net change in unrealized appreciation on Private Equity Investments and foreign currency translation	(38,020,668)
Amortization of deferred offering costs	91,658
Amortization of deferred financing costs	12,265
Changes in operating assets and liabilities:
Decrease in investments in Private Equity Investments paid in advance	223,773
Decrease in expense waiver receivable	104,709
Decrease in prepaid insurance	56,675
Increase in other assets	(48,928)
Increase in commitment and interest fees payable	106,577
Decrease in payable to Adviser	(2,115)
Increase in management fee payable	249,283
Increase in administration fee payable	37,787
Increase in distribution and servicing fee payable	22,765
Increase in professional fees payable	72,497
Decrease in finance costs payable	(70,636)
Increase in other accrued expenses	38,024
Net cash used in operating activities	(15,585,781)

Cash flows from financing activities
Proceeds from sale of Shares	15,732,065
Distributions to investors, net of reinvestments of distributions	—
Repurchases of Shares	(3,811,665)
Additions to offering costs	(80,964)
Additions to financing costs	(1,917)
Gross Borrowings	3,814,439
Net cash provided by financing activities	15,651,958

Net change in cash	66,177

Cash at beginning of period	—

Cash at End of Period	$66,177

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Financial Highlights

	Class A Shares
	For the Six-Months Ended September 30, 2020 (Unaudited)		For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016
Net asset value per Share, beginning of period	$9.14		$10.20	$10.44	$10.09	$10.20	$10.00	(1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.13)		(0.15)	(0.15)	(0.04)	(0.09)	(0.21	)*
Net realized gain and change in unrealized appreciation on Private Equity Investments and foreign currency translation	2.29		0.40	1.16	1.34	1.03	0.48
Net increase in Shareholders’ Capital from operations:	2.16		0.25	1.01	1.30	0.94	0.27
Distributions from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		(1.31)	(1.25)	(0.95)	(1.05)	(0.07)
Total distributions	—		(1.31)	(1.25)	(0.95)	(1.05)	(0.07)

Net asset value per Share, end of period	$11.30		$9.14	$10.20	$10.44	$10.09	$10.20

Total Return (2)	23.59	%(3)	1.99%	9.79%	13.34%	9.71%	2.70	%(3)

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$123,714		$96,479	$94,109	$80,983	$63,225	$54,340
Ratio of net investment loss to average Shareholders’ Capital	(2.63	)%(4)	(1.45)%	(1.51)%	(0.59)%	(1.07)%	(2.35	)%(4)
Ratio of gross expenses to average Shareholders’ Capital (5)	3.96	%(4)	4.03%	4.19%	3.85%	4.05%	5.40	%(4)
Ratio of expense waiver to average Shareholders’ Capital (6)	(0.45	)%(4)	(0.48)%	(0.50)%	(0.71)%	(0.87)%	(2.31	)%(4)
Ratio of net expenses to average Shareholders’ Capital (6) (7)	3.51	%(4)	3.55%	3.69%	3.14%	3.18%	3.09	%(4)
Portfolio Turnover	0.00	%(3)	0.07%	0.00%	0.00%	0.00%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for this period divided by end of period Shares.

(1)	The net asset value per Share as of the beginning of the period, May 7, 2015 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Financial Highlights
(continued)

	Class M2 Shares
	For the Six-Months Ended September 30, 2020 (Unaudited)		For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Period October 1, 2016 (Commencement of Operations) to March 31, 2017
Net asset value per Share, beginning of period	$9.36		$10.36	$10.54	$10.11	$10.65	(1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.11)		(0.26)	(0.11)	(0.02)	(0.01	)*
Net realized gain and change in unrealized appreciation on Private Equity Investments and foreign currency translation	2.35		0.57	1.18	1.40	0.52
Net increase in Shareholders’ Capital from operations:	2.24		0.31	1.07	1.38	0.51
Distributions from net investment income	—		—	—	—	—
Distributions from capital gains	—		(1.31)	(1.25)	(0.95)	(1.05)
Total distributions	—		(1.31)	(1.25)	(0.95)	(1.05)

Net asset value per Share, end of period	$11.60		$9.36	$10.36	$10.54	$10.11

Total Return (2)	23.92	%(3)	2.54%	10.40%	13.97%	5.32	%(3)

Ratios/Supplemental Data:**
Shareholders’ Capital, end of period (in thousands)	$7,837		$6,745	$908	$830	$276
Ratio of net investment income/(loss) to average Shareholders’ Capital	(2.06	)%(4)	(1.19)%	(0.94)%	0.01%	(0.24	)%(4)
Ratio of gross expenses to average Shareholders’ Capital (5)	3.61	%(4)	3.95%	4.30%	4.51%	5.18	%(4)
Ratio of expense waiver to average Shareholders’ Capital (6)	(0.67	)%(4)	(0.79)%	(1.18)%	(1.83)%	(2.74	)%(4)
Ratio of net expenses to average Shareholders’ Capital (6) (7)	2.94	%(4)	3.16%	3.12%	2.68%	2.44	%(4)
Portfolio Turnover	0.00	%(3)	0.07%	0.00%	0.00%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for this period divided by end of period Shares.

**

Class M2 Shares commenced operations on October 1, 2016. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the M2 share class.

(1)	The net asset value per Share as of the beginning of the period, October 1, 2016 (Commencement of Operations) represents the initial net asset value per Share of $10.65.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Consolidated Financial Highlights
(continued)

	Class I Shares
	For the Six-Months Ended September 30, 2020 (Unaudited)		For the Year Ended March 31, 2020	For the Period April 1, 2018 (Commencement of Operations) to Year Ended March 31, 2019
Net asset value per Share, beginning of period	$9.36		$10.36	$10.54	(1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.10)		(0.08)	(0.07	)*
Net realized gain and change in unrealized appreciation on Private Equity Investments and foreign currency translation	2.34		0.39	1.14
Net increase in Shareholders’ Capital from operations:	2.24		0.31	1.07
Distributions from net investment income	—		—	—
Distributions from capital gains	—		(1.31)	(1.25)
Total distributions	—		(1.31)	(1.25)

Net asset value per Share, end of period	$11.60		$9.36	$10.36

Total Return (2)	23.92	%(3)	2.54%	10.40	%(3)

Ratios/Supplemental Data:**
Shareholders’ Capital, end of period (in thousands)	$102,624		$73,303	$31,948
Ratio of net investment income/(loss) to average Shareholders’ Capital	(2.10	)%(4)	(1.10)%	(1.24	)%(4)
Ratio of gross expenses to average Shareholders’ Capital (5)	3.43	%(4)	3.62%	3.86	%(4)
Ratio of expense waiver to average Shareholders’ Capital (6)	(0.46	)%(4)	(0.53)%	(0.66	)%(4)
Ratio of net expenses to average Shareholders’ Capital (6) (7)	2.97	%(4)	3.09%	3.20	%(4)
Portfolio Turnover	0.00	%(3)	0.07%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for this period divided by end of period Shares.

**

Class I Shares commenced operations on April 1, 2018. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the I share class.

(1)	The net asset value per Share as of the beginning of the period, April 1, 2018 (Commencement of Operations) represents the initial net asset value per Share of $10.54.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited)

1. Organization

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The objective of the Fund is to seek long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s previous revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

It is anticipated that the Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established Investment Funds, typically sponsored by investment managers with an established investment track record. Seasoned primary investments, or seasoned primaries, refer to primary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2020, the Fund offered three classes of shares: Classes A, I and M2 shares. The shares are continuously offered on a quarterly basis.

Class A Shares are offered at the then-current net asset value plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current net asset value without an initial sales charge and with a general minimum initial investment of $1,000,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

Class M2 Shares are offered through intermediary wealth management platforms associated with private banks and trust companies, at the then-current net asset value without an initial sales charge. The general minimum initial investment is $5,000,000. Class M2 Shareholders do not pay a fee for distribution services.

Certain investors may purchase less than the minimum investment for Class I and Class M2 Shares (noted above) pursuant to a Letter of Intent, which is further described in the Fund’s prospectus.

All share classes have the same rights and privileges, and have ownership in the same underlying investment portfolio.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, all inter-company accounts and transactions have been eliminated.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited) (continued)

2. Summary of Significant Accounting Policies (continued)

Valuation of Investments

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Administrator will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Cash and Short-term Investments

The Fund holds cash and short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term accounts held by the Fund.

Realized Gain/(Loss) on Investments

The Fund accounts for realized gains and losses on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment managers. For the six-months ended September 30, 2020, the Fund earned other income of $23,958.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited) (continued)

2. Summary of Significant Accounting Policies (continued)

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

3. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited) (continued)

3. Fair Value Disclosures (continued)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$—	$—	$2,340,496	$2,340,496
Short-Term Investments	$23,362,342	$—	$—	$23,362,342
Total	$23,362,342	$—	$2,340,496	$25,702,838

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments are not required to be classified in the U.S. GAAP fair value hierarchy. As of September 30, 2020, $215,208,426was fair valued utilizing NAV as a practical expedient.

During the period ended September 30, 2020, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2020	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized gain/(loss)	Total unrealized appreciation / (depreciation)	Net purchases	Net sales	Balance as of September 30, 2020
$2,072,214	$—	$—	$—	$268,282	$—	$—	$2,340,496

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020:

Fair Value September 30, 2020	Valuation Methodologies	Unobservable Input	Input Range
$ 2,340,496	Market comparable companies	Enterprise value to EBITDA multiple	9.7 x – 14.5 x

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited) (continued)

3. Fair Value Disclosures (continued)

A listing of the private equity investment types held by the Fund and the related attributes, as of September 30, 2020, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investments/Co-Investments	Investments in an operating company alongside other investors	$ 14,087,653	$ 534,083	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Primary	Investments in newly established private equity funds	$ 3,779,726	$ 9,693,809	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	$ 18,130,015	$ 4,441,733	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Secondary	Investments in existing Private Equity Investments that are typically acquired in privately negotiated transactions	$ 181,551,528	$ 41,145,852	None	N/A	Liquidity in the form of distributions from Private Equity Investments

*

The information summarized in the table above represents the general terms for the specified investment type. Individual Private Equity Investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Equity Investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**

Distributions from Private Equity Investments occur at irregular intervals, and the exact timing of distributions from Private Equity Investments cannot be determined. It is estimated that distributions will occur over the life of the Private Equity Investments.

4. Management Fee, Administration Fee, Related Party Transactions and Other

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Private Equity Investment to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end Shareholders’ Capital (before any repurchases of Shares) (the “Management Fee”). For the six-months ended September 30, 2020, the Fund incurred a Management Fee of $1,746,998.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end Shareholders’ Capital (before any repurchase of Shares) (the “Administration Fee”). For the six-months ended September 30, 2020, the Fund incurred an Administration Fee of $264,543.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through September 30, 2021 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end net assets (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Private Equity Investments and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the six-months ended September 30, 2020, the Adviser waived fees in the amount of $466,313, which are subject for recoupment. At September 30, 2020, the amounts outlined below are available for recoupment:

Quarter of Expiration:
December 2020	$115,655
March 2021	$134,705
June 2021	$132,067
September 2021	$139,333
December 2021	$166,628
March 2022	$129,326
June 2022	$190,956
September 2022	$180,253
December 2022	$182,129
March 2023	$269,061
June 2023	$301,962
September 2023	$164,351

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor directly distributes Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund pays the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s Shareholders’ Capital attributable to Class A shares as of each quarter-end, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc.). For the six-months ended September 30, 2020, the Fund incurred a Distribution and Servicing Fee of $310,126.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. (“UMBFS”) provides certain sub-administration, sub-accounting, and tax services for the Fund. UMBFS charges fees to the Fund for these services based on the Fund’s Sub-Administration and Fund Accounting Agreement.UMB Bank, N.A., an affiliate of UMBFS, serves as the custodian of the Fund’s assets (the “Custodian”) and primarily charges the Fund a fixed fee based on the its average Shareholders’ Capital (before any repurchases of Shares).

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) is paid an annual retainer of $35,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each in-person meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses.

The Fund retained Alaric Compliance Services, LLC to provide compliance services to the Fund, including a Chief Compliance Officer. For the six-months ended September 30, 2020, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $45,000.

Prior to the Commencement of Operations, the Fund incurred organizational costs in order to establish the Fund and enable it to legally conduct business. All organizational expenses are expensed by the Fund as incurred.

The Fund will continuously incur offering costs so long as it is accepting new investors. These costs enable the Fund to be offered to investors. Offering costs under $10,000 will be fully expensed when incurred while offering costs over this threshold are treated as deferred charges and are amortized over the subsequent 12-month period using the straight-line method. For the six-months ended September 30, 2020, the Fund incurred $91,658 of offering costs.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of shareholders’ capital at September 30, 2020 is $95,724,303.

5. Revolving Credit Agreement

Effective February 1, 2018, the Fund entered into a $25,000,000 revolving credit agreement with Credit Suisse AG that was scheduled to mature on December 31, 2020. The credit facility was obtained for working capital requirements, such as financing repurchases of shares, distributions to investors and investments. The facility bore interest at London Interbank Offered Rate (“LIBOR”) plus 3.25% per annum, and has a commitment fee of 1.60% per annum on the daily unused portion. The Fund terminated this agreement with Credit Suisse AG effective March 30, 2020.

Effective March 30, 2020, the Fund entered into a $40,000,000 revolving credit agreement with Barclays Bank PLC (the “Barclays Facility”) that replaces the revolving credit agreement with Credit Suisse AG. The Barclays Facility has a five year term. The Fund entered into the Barclays Facility for working capital requirements, such as financing repurchases of shares, distributions to investors and investments. The Barclays Facility bears interest at London Interbank Offered Rate (“LIBOR”) plus 2.85% per annum, and has a commitment fee of 0.85% per annum on the daily unused portion. For the six-months ended September 30, 2020, the Fund utilized the facility, borrowed $3,814,439 (equivalent to €3,400,000), incurred $163,710 in commitment fees and incurred $30,665 (equivalent to €25,840) of interest expense on borrowings at a 2.85% interest rate.

6. Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current Net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer would be for an amount that is not more than 5% of the Fund’s Shareholders’ Capital. There can be no assurance that the Board will accept the Adviser’s recommendation.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited) (continued)

7. Federal and Other Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end. The Fund’s open tax years for which the applicable statutes of limitations have not expired are subject to examination by U.S. federal, state and local tax authorities.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2020 for federal income tax purposes or in, the Fund’s major state and local tax jurisdictions; Delaware, New York State, and New York City.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2020, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period ended were as follows:

Gross unrealized appreciation	$62,498,141
Gross unrealized depreciation	(17,509,597)
Net unrealized appreciation	$44,988,544
Cost of investments	$195,922,720

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2019, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(3,141,861)
Unrealized appreciation	17,138,715
Other differences	—
Distributable net earnings	$13,996,854

As of October 31, 2019, the Fund had no capital loss carryforwards.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2020 (Unaudited) (continued)

7. Federal and Other Taxes (continued)

As of October 31, 2019, the Fund had $3,141,861 of qualified late-year ordinary losses, which are deferred until the following tax year ended October 31, 2020. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2019 and October 31, 2018 was as follows:

Distribution paid from:	2019	2018
Ordinary income	$—	$—
Long-term capital gains	12,870,379	6,420,727
Total distributions paid	$12,870,379	$6,420,727

8. Investment Transactions

Total contributions to and purchases of Private Equity Investments for the six-months ended September 30, 2020 amounted to $19,915,300. Total distribution proceeds from sale, redemption, or other disposition of investments in Private Equity Investments for the six-months ended September 30, 2020 amounted to $13,939,564.

9. Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. Commitments

As of September 30, 2020, the Fund had outstanding investment commitments to Private Equity Investments totaling approximately $55,815,477.

11. Subsequent Events

Effective October 1, 2020, there were subscriptions to the Fund in the amount of $3,579,000 for Class A and $6,451,225 for Class I Shares. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

The Fund committed $4,000,000 to CB Offshore Equity Fund X, Limited Partnership on November 20, 2020.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements.

12. COVID-19 Impact

Since the beginning of 2020, global financial markets have been monitoring and reacting to the impact of the currently ongoing spread of COVID-19 (coronavirus) and the multidimensional response its spread has elicited. This has resulted in ongoing and widespread market volatility and, given changing market conditions on an almost daily basis, it cannot be determined what effect, if any, this will have on the Fund and the performance of its portfolio during this time period or over the next several months. Additionally, the Investment Manager is monitoring developments relating to coronavirus and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

Pomona Investment Fund

Other Information (Unaudited)
September 30, 2020

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters on Form N-PORT. The Fund’s holdings report is available, without charge and upon request, on the SEC’s website at www.sec.gov.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder's interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee's education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee's qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	November 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	November 30, 2020

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	November 30, 2020

*	Print the name and title of each signing officer under his or her signature.